Secured Borrowings	6 Months Ended
Oct. 31, 2025
Secured Borrowings [Abstract]
Secured borrowings

Note 11 – Secured borrowings

The Company has factored certain accounts receivable to a third-party factor in exchange for cash without recourse. The certain factored accounts receivable did not have the characteristics of a participating interest as the transferee was entitled to receive cash before the Company. Therefore, the factoring transactions did not qualify for sale accounting and the consideration for the transactions were accounted for as secured borrowings. The secured borrowings of JPY40,000,000 (USD 259,656) was made in exchange for the existing accounts receivable of JPY21,000,000 (USD 136,319) and accounts receivable of JPY24,000,000 (USD 155,794) the Company is entitled to bill in accordance with the sales agreements with the customers upon satisfying the performance obligation in November and December 2025. The Company incurred interest expenses of nil and JPY2,084,800 (USD 13,533) from the transactions for the six months ended October 31, 2024 and 2025, respectively.